SHORT-TERM INVESTMENT (Details)			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 Held-to-Maturity investment, investment one	Dec. 31, 2012 Held-to-Maturity investment, investment two
Short-term investment
Number of structured time deposits, categorized as held-to-maturity, short-term investments, held by the entity	2	2
Interest rate on deposits (as a percent)			4.95%	5.10%